Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000120605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000120608
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	5.50%	9.17%	7.23%
C000120609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	8.41%	9.32%	6.89%
C000120610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000133671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000133672
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	4.92%	10.28%	10.97%
C000133673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	7.80%	10.41%	10.62%
C000133674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000133677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000141783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000141785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.30%	(0.08%)	2.97%
C000141786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	9.17%	0.02%	2.64%
Without Sales Load [Member] | C000120605
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%	10.41%	7.96%
Without Sales Load [Member] | C000120608
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	10.12%	7.69%
Without Sales Load [Member] | C000120609
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	9.32%	6.89%
Without Sales Load [Member] | C000120610
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	10.44%	8.00%
Without Sales Load [Member] | C000133671
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	11.53%	11.74%
Without Sales Load [Member] | C000133672
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	11.25%	11.46%
Without Sales Load [Member] | C000133673
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%	10.41%	10.62%
Without Sales Load [Member] | C000133674
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%	11.45%	11.71%
Without Sales Load [Member] | C000133677
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	11.55%	11.76%
Without Sales Load [Member] | C000141783
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	1.03%	3.67%
Without Sales Load [Member] | C000141785
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	0.79%	3.41%
Without Sales Load [Member] | C000141786
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	0.02%	2.64%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	17.73%	11.16%	6.51%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	17.73%	11.16%	6.51%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	17.73%	11.16%	6.51%